Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Absract]
Schedule of Deferred tax assets and liabilities

	Recognized in earnings		As at December 31
	2020	2019	2020	2019

Assets
Property, plant and equipment	$(38,389)	$74,039	$280,798	$319,185
Provision for reclamation	28,628	2,325	222,142	193,514
Inventories	4,071	(2,163)	4,071	-
Foreign exploration and development	2	(14)	5,269	5,267
Income tax losses (gains)	(7,629)	(108,839)	382,712	390,341
Defined benefit plan actuarial losses	-	-	9,410	7,947
Long-term investments and other	(5,678)	(17,377)	32,276	40,423

Deferred tax assets	(18,995)	(52,029)	936,678	956,677

Liabilities
Inventories	(301)	301	-	301

Deferred tax liabilities	(301)	301	-	301

Net deferred tax asset (liability)	$(18,694)	$(52,330)	$936,678	$956,376

Deferred tax allocated as	2020	2019

Deferred tax assets	$936,678	$956,376
Deferred tax liabilities	-	-

Net deferred tax asset	$936,678	$956,376

	2020	2019

Deferred tax asset at beginning of year	$956,376	$1,006,012
Expense for the year in net earnings	(18,694)	(52,330)
Recovery (expense) for the year in other comprehensive income	(1,006)	2,754
Effect of movements in exchange rates	2	(60)

End of year	$936,678	$956,376

	2020	2019

Income tax losses	$271,163	$280,330
Property, plant and equipment	2,204	2,321
Provision for reclamation	75,219	75,082
Long-term investments and other	60,223	70,380

Total	$408,809	$428,113

Schedule of Tax rate reconciliation

	2020	2019

Earnings (loss) before income taxes and non-controlling interest	$(39,531)	$135,018
Combined federal and provincial tax rate	26.9%	26.9%

Computed income tax expense (recovery)	(10,634)	36,320
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries	42,028	5,558
Change in unrecognized deferred tax assets	(7,766)	19,646
Share-based compensation plans	398	1,146
Change in legislation	(1,978)	-
Income in equity-accounted investee	(12,155)	(12,074)
Change in uncertain tax positions	2,455	2,572
Other permanent differences	1,318	7,909

Income tax expense	$13,666	$61,077

Schedule of Earnings and income taxes by jurisdiction

	2020	2019

Earnings (loss) before income taxes
Canada	$72,809	$229,429
Foreign	(112,340)	(94,411)

	$(39,531)	$135,018

Current income taxes (recovery)
Canada	$(394)	$7,969
Foreign	(4,634)	778

	$(5,028)	$8,747
Deferred income taxes (recovery)
Canada	$9,122	$60,010
Foreign	9,572	(7,680)

	$18,694	$52,330

Income tax expense	$13,666	$61,077

Schedule of Income tax losses

Date of expiry	Canada	US	Other	Total

2026	$-	$-	$13,819	$13,819
2027	-	-	2,841	2,841
2030	47	-	-	47
2031	-	20,436	-	20,436
2032	272	22,010	-	22,282
2033	7,037	37,520	-	44,557
2034	365,039	20,697	4,850	390,586
2035	372,376	14,401	7,752	394,529
2036	211,299	43,769	6,106	261,174
2037	143	32,785	298	33,226
2038	5,581	35,357	-	40,938
2039	6,424	27,348	-	33,772
2040	3,669	21,798	-	25,467
No expiry	-	-	1,115,973	1,115,973

	$971,887	$276,121	$1,151,639	$2,399,647